Aging of Past Due Loans by Loan Class (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 3,859	$ 5,374	$ 8,037	$ 3,341
Loans 90 or More Past Due	2,364	1,013	3,589	1,842
Total Past Due Loans	6,223	6,387	11,626	5,183
Current Loans	1,549,375	1,363,127	974,054	851,644
Ending balance	1,555,598	1,369,514	985,680	856,827
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,202	845	383	412
Loans 90 or More Past Due	184	0	122	160
Total Past Due Loans	1,386	845	505	572
Current Loans	208,067	169,037	127,322	121,233
Ending balance	209,453	169,882	127,827	121,805
Commercial Real Estate, Land and Land Development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,087	3,091	5,226	237
Loans 90 or More Past Due	631	62	3,379	420
Total Past Due Loans	2,718	3,153	8,605	657
Current Loans	861,370	742,670	541,278	441,719
Ending balance	864,088	745,823	549,883	442,376
Real estate, Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	348	1,305	2,171	2,303
Loans 90 or More Past Due	1,523	360	54	1,240
Total Past Due Loans	1,871	1,665	2,225	3,543
Current Loans	329,441	304,522	217,713	204,453
Ending balance	331,312	306,187	219,938	207,996
Single-Family Interim Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	173	0	0	0
Loans 90 or More Past Due	0	559	0	0
Total Past Due Loans	173	559	0	0
Current Loans	77,320	67,361	24,592	20,402
Ending balance	77,493	67,920	24,592	20,402
Agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	8	23	0	0
Loans 90 or More Past Due	0	0	0	2
Total Past Due Loans	8	23	0	2
Current Loans	31,437	40,104	34,923	32,900
Ending balance	31,445	40,127	34,923	32,902
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	41	110	257	389
Loans 90 or More Past Due	26	32	34	20
Total Past Due Loans	67	142	291	409
Current Loans	41,680	39,360	28,146	30,861
Ending balance	41,747	39,502	28,437	31,270
Other Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	0	0	0	0
Loans 90 or More Past Due		0	0	0
Total Past Due Loans	0	0	0	0
Current Loans	60	73	80	76
Ending balance	$ 60	$ 73	$ 80	$ 76